Segment Information - Additional Information (Detail) - Enjoy Technology Inc [Member] $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($) Customers	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) Customers	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) Customers	Dec. 31, 2019 USD ($) Customers
Segment Reporting Information [Line Items]
Long-Lived Assets					$ 14,074	$ 9,109
Revenue	$ 18,588	$ 16,393	$ 58,798	$ 42,218	$ 60,323	$ 45,657
Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Number of major customers | Customers					2	2
Revenue Benchmark [Member] | Customer One [Member] | Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Revenue					$ 41,300	$ 37,400
Revenue Benchmark [Member] | Customer Two [Member] | Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Revenue					13,700	6,900
North America Segment [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets					7,920	5,621
Revenue					$ 46,593	38,722
North America Segment [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Number of major customers | Customers	2		2		1
North America Segment [Member] | Revenue Benchmark [Member] | Customer One [Member] | Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Revenue	$ 12,300	11,200	$ 37,800	29,900
North America Segment [Member] | Revenue Benchmark [Member] | Customer Two [Member] | Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Revenue	2,400	3,800	9,900	9,500
North America Segment [Member] | Revenue Benchmark [Member] | Customer Three [Member] | Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Revenue	$ 2,300	$ 1,300	$ 7,000	$ 2,700
Europe Segment [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets					$ 6,154	3,488
Revenue					$ 13,730	6,935
Europe Segment [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Number of major customers | Customers	1		1		1
UNITED STATES | North America Segment [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets					$ 7,100	5,500
Revenue					41,900	38,600
CANADA | North America Segment [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets					800	100
Revenue					$ 4,700	$ 100